AZL Invesco Equity and Income Fund
Fund Summaries AZL® Invesco Equity and Income Fund
Investment Objective
The Fund seeks the highest possible income consistent with safety of principal, with long-term growth of capital as an important secondary objective.
Fees and Expenses Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to the Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		AZL Invesco Equity and Income Fund
Management Fee		0.75%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.09%
Acquired Fund Fees and Expenses	[1]	0.02%
Total Annual Fund Operating Expenses		1.11%
[1]	Because Acquired Fund Fees and Expenses are not included in the Fund's Financial Highlights, the Fund's total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
AZL Invesco Equity and Income Fund	113	353	612	1,352

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies of the Fund
Under normal market conditions, the Fund invests at least 65% of its total assets in income-producing equity securities. The subadviser seeks to achieve the Fund’s investment objectives by investing primarily in income-producing equity instruments (including common stocks, preferred stocks and convertible securities) and investment grade quality debt securities. Under normal market conditions, the Fund invests at least 80% of its net assets in equity and income securities.

The Fund emphasizes a value style of investing, seeking well-established, undervalued companies that the Fund’s subadviser believes offer the potential for income with safety of principal and long-term growth of capital. At times, the subadviser may emphasize certain sectors. Portfolio securities are typically sold when the assessments of the Fund’s subadviser of the income or growth potential of such securities materially change.

The Fund may invest up to 15% of its total assets in REITs and up to 25% of its total assets in securities of foreign issuers, including emerging market securities. The Fund may purchase and sell certain derivative instruments, such as options, futures contracts and options on futures contracts, for various portfolio management purposes, including to earn income, facilitate portfolio management and mitigate risks.

The Fund may also invest up to 20% of its total assets in high-grade short-term securities and debt securities, including U.S. Government obligations, investment grade corporate bonds, or taxable municipal securities, whether denominated in U.S. dollars or foreign currencies.
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject. As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.
  Market Risk  The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
  Issuer Risk  The value of a security may decline for a number of reasons directly related to the issuer of the security.
  Selection Risk  Because this Fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results.
  Value Stocks Risk  Value investing emphasizes stocks of undervalued companies whose characteristics may lead to improved valuations.  Value stocks may lose favor with investors, or their valuations may not improve as anticipated.
  Foreign Risk  Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
  Emerging Markets Risk  Emerging markets may have less developed or more volatile trading markets, less developed legal and accounting systems, and greater likelihood of government restrictions, nationalization, or confiscation than developed countries.
  Currency Risk  Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund.  In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.
  Convertible Securities Risk   The value of convertible securities may be affected by interest rates, default by the issuer on principal or interest payments, and the value of the underlying stock into which the securities may be converted.
  Credit Risk  The failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the Fund’s earnings.
  Derivatives Risk  Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.
  Mortgage-Related and Other Asset-Backed Risk  Investing in mortgage-related or other asset-backed securities involves a variety of risks associated with the credit markets, such as rising or falling interest rates, increases in the rate of defaults or prepayments, and the quality of the pool of mortgages (subprime risk) or other assets that backs the security.
  Income Risk  Falling interest rates may cause the Fund’s income to decline.
  Call Risk  If interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date.  The Fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income.
  Industry Sector Risk  Investing in a single industry or sector, or concentrating investments in a limited number of industries or sectors, tends to increase the risk that economic, political, or regulatory developments affecting certain industries or sectors will have a large impact on the value of the Fund’s portfolio.
  Real Estate Investments Risk  The performance of investments in real estate depends on the overall strength of the real estate market, the management of real estate investments trusts (REITs), and property management, all of which can be affected by a variety of factors, including national and regional economic conditions.

Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years and since its inception compare with those of a broad measure of market performance, the S&P 500® Index. The Fund’s performance is also compared to the Barclays Capital U.S. Aggregate Bond Index, which shows how the Fund’s performance compares with the returns of a broad index of investment-grade fixed-rate debt issues.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Performance Bar Chart and Table Calendar Year Total Return

Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest (Q3, 2009) 16.83% Lowest (Q4, 2008) -13.29%
Average Annual Total Returns
Average Annual Total Returns	One Year Ended December 31, 2011	Five Years Ended December 31, 2011
			Since Inception	Inception Date
AZL Invesco Equity and Income Fund	(2.18%)	1.04%	4.29%	May 03, 2004
S&P 500 Index (reflects no deduction for fees, expenses, or taxes) AZL Invesco Equity and Income Fund	2.11%	(0.25%)	3.66%	May 03, 2004
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) AZL Invesco Equity and Income Fund	7.84%	6.50%	5.69%	May 03, 2004